Convertible Notes Payable (Conversions) (Details) (USD $)	12 Months Ended
Jul. 31, 2014
Debt Instrument [Line Items]
Shares issued for conversion of notes payable, shares	15,791,774
Convertible Debt [Member] | March 2013 Note [Member]
Debt Instrument [Line Items]
Shares issued for conversion of notes payable, shares	9,291,774
Conversion of convertible notes payable into common stock, accrued interest portion	$ 18,864
Conversion of convertible notes payable into common stock, principal portion	167,075
Convertible Debt [Member] | October 2013 Note [Member]
Debt Instrument [Line Items]
Shares issued for conversion of notes payable, shares	6,500,000
Conversion of convertible notes payable into common stock, accrued interest portion	37,391
Conversion of convertible notes payable into common stock, principal portion	$ 92,505